Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Subclassifications of Other Assets
Other current assets for the Group were as follows:

	As of December 31,
	2023	2022
	(Restated)	(Restated)
Value added tax receivables	121,306	62,970
Prepaid expenses and accrued income	35,856	31,444
Advances to suppliers	16,452	3,337
Other current assets	30,614	11,996
Insurance recovery assets	10,000	—
Total	$214,228	$109,747